FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-Term Debt, Bonds (Details)						12 Months Ended
	Dec. 28, 2017 USD ($)	Nov. 17, 2017 USD ($)	Nov. 17, 2017 EUR (€)	Oct. 16, 2017 USD ($)	Apr. 03, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 04, 2017 USD ($)	Dec. 04, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings						$ 2,691,000,000	$ 4,912,000,000	$ 501,000,000
Borrowings						12,928,000,000
Premiums and other fees						389,000,000
1.5 billion Unsecured Notes, Due in 2018
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt, amount	$ 644,000,000
Notional amount	1,500,000,000.0					1,500,000,000.0
Repayments of non-current borrowings	$ 658,000,000
Borrowings						0	$ 648,000,000
1.5 billion Unsecured Notes, Due in 2018 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.125%						6.13%
Euro Medium Term Notes Programme
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 600,000,000	€ 500,000,000
Euro Medium Term Notes Programme | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										0.95%	0.95%
€1.0 billion Unsecured Bonds, Due in 2017
Disclosure of detailed information about borrowings [line items]
Notional amount | €									€ 1,000,000,000.0
Borrowings, interest rate			4.625%
Repayments of non-current borrowings		$ 647,000,000	€ 540,000,000
Borrowings			€ 1,000,000,000			0	$ 568,000,000
€1.0 billion Unsecured Bonds, Due in 2017 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							5.88%
USD 2022 Notes
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt, amount				$ 441,000,000
Repayments of non-current borrowings				510,000,000
Borrowings				$ 659,000,000
USD 2022 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				6.25%
USD 2041 Notes
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt, amount				$ 371,000,000
Repayments of non-current borrowings				445,000,000
Borrowings				$ 629,000,000
USD 2041 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				6.75%
USD 2039 Notes
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt, amount				$ 383,000,000
Repayments of non-current borrowings				464,000,000
Borrowings				$ 1,117,000,000
USD 2039 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				7.00%
1.5 billion Unsecured Notes, Due in 2019
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt, amount					$ 1,500,000,000
Notional amount						1,500,000,000.0
Repayments of non-current borrowings					$ 1,040,000,000
Borrowings						$ 0	$ 842,000,000
1.5 billion Unsecured Notes, Due in 2019 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					9.85%		10.60%